Assets and Liabilities Measured at Fair Value On Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 23,579	$ 56,062
Bank Time Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents - time deposits	1,514	6,631
Equity Securities | Current Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	17,773	42,347
Equity Securities | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	1,565	1,630
Debt Securities | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	2,727	5,454
Fair Value Measurements Using Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	17,773	42,347
Fair Value Measurements Using Level 1 | Equity Securities | Current Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	17,773	42,347
Fair Value Measurements Using Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	1,514	8,261
Fair Value Measurements Using Level 2 | Bank Time Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents - time deposits	1,514	6,631
Fair Value Measurements Using Level 2 | Equity Securities | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities		1,630
Fair Value Measurements Using Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	4,292	5,454
Fair Value Measurements Using Level 3 | Equity Securities | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	1,565
Fair Value Measurements Using Level 3 | Debt Securities | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 2,727	$ 5,454